INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Tax benefit computed at "expected" statutory rate					$ (4,452,130)	$ (5,316,096)
State income taxes, net of benefit					0	0
Permanent differences :
Stock based compensation and consulting					199,654	629,133
Other					7,888	155,300
Change in Tax Rates					14,086,726	0
Increase (decrease) in valuation allowance					(9,842,138)	4,531,663
Net income tax benefit	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0